Acquisition of Zopim Technologies - Schedule of Purchase Price Allocation for Acquisitions (Detail) (USD $)	0 Months Ended	12 Months Ended
	Mar. 21, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 9,240,000	$ 0
Zopim
Business Acquisition [Line Items]
Net tangible liabilities assumed		(385,000)
Intangible assets		6,560,000
Goodwill		9,594,000
Total purchase price	$ 15,800,000	$ 15,769,000